GOODWILL - GOODWILL ALLOCATED TO CASH-GENERATING UNITS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 8,620	¥ 8,697
Sinopec Zhenhai Refining and Chemical Branch
Disclosure of information for cash-generating units [line items]
Goodwill	4,043	4,043
Shanghai SECCO
Disclosure of information for cash-generating units [line items]
Goodwill	2,541	2,541
Sinopec Beijing Yanshan Petrochemical Branch
Disclosure of information for cash-generating units [line items]
Goodwill	1,004	1,004
Other units without individually significant goodwill
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 1,032	¥ 1,109